Consolidated Balance Sheets - USD ($) $ in Thousands		Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents		$ 3,689		$ 374			$ 7,141
Accounts receivable				3
Research and development tax credit receivable				549			519
Note receivables, net		6,213
Prepaid expenses and other current assets		454		575			849
Total current assets		10,356		1,501			8,509
Property, plant and equipment, net				180			269
Right-of-use assets, net		0		607			120
Other assets, non-current							6
Total assets		10,356		2,288			8,904
Current liabilities
Accounts payable and accrued expenses		675		4,603			1,791
Lease liabilities, current				271			47
Notes payable, net				928
Deferred revenue				108			450	$ 360
Total current liabilities		675		5,910			2,288
Lease liabilities, non-current				312			25
Total liabilities		675		6,222			2,313
Stockholders' equity / (deficit):
Preferred stock, par value $0.0001 per share, 10,000,000 shares authorized, 26,411.5 and 0 shares issued and outstanding, at June 30, 2026 and December 31, 2025, respectively
Common stock, par value $0.0001 per share, 300,000,000 shares authorized, 136,787 and 71,805 shares issued and outstanding, at December 31, 2025 and December 31, 2024, respectively	[1]	0		0
Additional paid-in capital	[1]	157,436		124,773			122,316
Accumulated other comprehensive loss				(3,578)			(1,105)
Accumulated deficit		(147,755)		(125,129)			(114,620)
Total stockholders' equity / (deficit)		9,681	$ 5,406	(3,934)	$ (127)	$ 3,787	6,591	$ 8,113
Total liabilities and stockholders' equity / (deficit)		$ 10,356		$ 2,288			$ 8,904

[1]	reflects a one-for-fifty (1:50) reverse stock split effected on August 20, 2026